Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 70
Maximum Potential Future Payments	9,789
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	2
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	6,461
Maximum Potential Future Payments	6,298
Asset Sales [Member]
Guarantor Obligations [Line Items]
Carrying Amount	80
Maximum Potential Future Payments	6,165
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	579
Carrying Amount	211
Maximum Potential Future Payments	89,352
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	2,374
Maximum Potential Future Payments	2,036
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	71
Maximum Potential Future Payments	$ 1,292